1933 Act File No. 33-44590
                                                      1940 Act File No. 811-6504

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X

     Pre-Effective Amendment No.   ___ .................................

     Post-Effective Amendment No.   30   ............................... X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X

     Amendment No.   31  ............................................... X

                               THE WACHOVIA FUNDS

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,

                           Federated Investors Tower,

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) on NOVEMBER 10, 1999 pursuant to paragraph (b)(1)(v) 60 days after filing pursuant to paragraph
    (a) (i) on pursuant to paragraph (a) (i).

___ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copies to:

Donald W. Smith, Esquire                  Alan C. Porter, Esquire
Kirkpatrick & Lockhart L.L.P.             Piper & Marbury L.L.P.
1800 Massachusetts Avenue, N.W.           1200 Nineteenth Street, N.W.
Washington, D.C. 20036-1800               Washington, D.C. 20036-2430

Item 23.       Exhibits:

(a)    Conformed copy of Declaration of Trust of the Registrant; (12)
       (i)     Conformed copy of Amendment #1 to the Declaration of Trust; (12)
       (ii)    Conformed copy of Amendment #2 to the Declaration of Trust; (12)
       (iii)   Conformed copy of Amendment #3 to the Declaration of Trust; (12)
       (iv)    Conformed copy of Amendment #4 to the Declaration of Trust; (12)
       (v)     Conformed copy of Amendment #5 to the Declaration of Trust; (12)
       (vi)    Conformed copy of Amendment #6 to the Declaration of Trust; (12)
       (vii)   Conformed copy of Amendment #13 to the Declaration of Trust; (19)

 (b)   Copy of Amended By-Laws of the Registrant; (2)

 (c)   Copy of Specimen Certificates for Shares of Beneficial Interest; (17)
       (i) Copy of Specimen Certificate for Class A Shares of Wachovia Balanced Fund; (17)
       (ii) Copy of Specimen Certificate for Class B Shares of Wachovia Balanced Fund; (17)
       (iii) Copy of Specimen Certificate for Class A Shares of Wachovia Equity Fund; (17)
       (iv) Copy of Specimen Certificate for Class B Shares of Wachovia Equity Fund; (17)
       (v) Copy of Specimen Certificate for Class A Shares of Wachovia Equity Index Fund; (17)
       (vi) Copy of Specimen Certificate for Class A Shares of Wachovia Fixed Income Fund; (17)
       (vii) Copy of Specimen Certificate for Class B Shares of Wachovia Fixed Income Fund; (17)
       (viii)  Copy of Specimen Certificate for Class A Shares of Wachovia
               Special Values Fund;    (17)
       (ix) Copy of Specimen Certificate for Class A Shares of Wachovia Short-Term Fixed Income Fund; (17)
       (x) Copy of Specimen Certificate for Investment Shares of Wachovia Money Market Fund; (17)
       (xi) Copy of Specimen Certificate for Investment Shares of Wachovia Tax-Free Money Market Fund; (17)

+  All exhibits have been electronically filed.

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

(17) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

(19) Response is incorporated by reference to Registrant' Post- Effective Amendment No. 24 on Form N-1A filed March 12, 1998. (File Nos. 33-44590 and 811-6504)

      (xii) Copy of Specimen Certificate for Investment
      Shares of Wachovia U.S. Treasury Money Market Fund;
      (17) (xiii) Copy of Specimen Certificate for Class
      A Shares of Wachovia Quantitative Equity Fund; (17)
      (ivx) Copy of Specimen Certificate for Class B
      Shares of Wachovia Quantitative Equity Fund; (17)
      (xv) Copy of Specimen Certificate for Class A
      Shares of Wachovia Emerging Markets Fund; (17)

(d)   Conformed copy of Investment Advisory Contract of the Registrant; (12)

     (i)  Conformed copy of Exhibit A to the Investment Advisory Contract; (12)

     (ii) Conformed copy of Exhibit B to the Investment Advisory Contract; (12)

     (iii) Conformed copy of Exhibit C to the Investment Advisory Contract; (12)

     (iv) Conformed copy of Exhibit D to the Investment Advisory Contract; (12)

     (v)  Conformed copy of Exhibit E to the Investment Advisory Contract; (12)

     (vi) Conformed copy of Exhibit F to the Investment Advisory Contract; (12)

     (vii) Conformed copy of Exhibit G to the Investment Advisory Contract; (12)

     (viii) Conformed  copy of Exhibit H to the  Investment  Advisory  Contract;
          (12)

     (ix) Conformed copy of Exhibit I to the Investment Advisory Contract; (12)

     (x)  Conformed Copy of Sub-Advisory Agreement of the Registrant; (10)

     (xi) Conformed copy of Exhibit J to the Investment Advisory Contract; (13)

     (xii) Conformed copy of Exhibit K to the Investment Advisory Contract; (18)

(xiii) Conformed copy of Investment Advisory agreement between The Wachovia Funds and the Adviser; (20) (xiv) Conformed copy of Investment Advisory agreement between The Wachovia Municipal Funds and the Adviser; (20)

                       (e) Conformed copy of Distributor's Contract of the Registrant and Exhibits A-G thereto; (12) (i) Conformed copy of Exhibit A to the Distributor's Contract; (12)

+  All exhibits have been electronically filed.

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed June 29, 1994. (File Nos. 33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos. 33-44590 and 811-6504)

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

(20) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 22, 1999. (File Nos. 33-44590 and 811-6504)

        (ii) Conformed copy of Exhibit B to the
        Distributor's Contract; (12) (iii) Conformed copy of Exhibit C to the Distributor's Contract; (12)
        (iv) Conformed copy of Exhibit D to the
        Distributor's Contract; (12) (v) Conformed copy of
        Exhibit E to the Distributor's Contract; (12) (vi)
        Conformed copy of Exhibit F to the Distributor's
        Contract; (12) (vii) Conformed copy of Exhibit G to the Distributor's Contract; (12) (viii) Conformed copy of Exhibit H to the Distributor's Contract;
        (13) (ix) Conformed copy of Exhibit I to the
        Distributor's Contract; (16) (x) Conformed copy of
        Exhibit J to the Distributor's Contract; (16) (xi)
        Conformed copy of Exhibit K to the Distribution
        Agreement; (18) (xii) Conformed copy of Exhibit L to the Distribution Agreement; (18)

  (f)   Not applicable;

  (g) Conformed copy of Custodian Agreement of the Registrant; (12) (i) Exhibit A to the Custodian
        Agreement; (12) (ii) Exhibit B to the Custodian
        Agreement; (12) (iii) Exhibit C to the Custodian
        Agreement; (12) (iv) Exhibit D to the Custodian
        Agreement; (12)

        (v) Conformed copy of Global Custody Agreement for the Biltmore Emerging Markets Fund;(17) (vi)
        Amendment to Exhibit A to Custody Agreement; (19)

  (h) Conformed copy of Portfolio Accounting and Shareholder Recordkeeping Agreement of the Registrant; (12)
        (i) Copy of Schedule A to Portfolio Accounting and Shareholdere Recordkeeping Agreement; (12)
        (ii) Copy of Schedule H to Portfolio Accounting and Shareholdere Recordkeeping Agreement; (12)

+  All exhibits have been electronically filed.

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos. 33-44590 and 811-6504)

(16) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed January 29, 1996. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and

    811-6504)

(19) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 24 on Form N-1A filed March 12, 1998. (File Nos. 33-44590 and 811-6504).


          (iii)Copy of Schedule I to Portfolio Accounting and Shareholder Recordkeeping Agreement; (12)

          (iv) Conformed Copy of Exhibit F to Transfer Agency and Service Agreement;(3)

          (v) Conformed Copy of Schedule G to Transfer Agency and Service Agreement;(8)

          (vi) Conformed Copy of Schedule G to Transfer Agency and Service Agreement;(8)

          (vii) Conformed Copy of Sub-Transfer Agency and Service Agreement;(7)

          (viii) Conformed Copy of Administrative Services Agreement of the Registrant; (12)

          (ix) Conformed copy of Exhibit A to the Administrative Services Agreement; (12)

          (x) Conformed copy of Exhibit B to the Administrative Services Agreement; (12)

          (xi) Conformed copy of Exhibit C to the Administrative Services Agreement; (12)

          (xii)Conformed copy of Exhibit D to the Administrative Services Agreement; (12)

          (xiii) Conformed copy of Amendment No. 1 to the Administrative Services Agreement; (12)

          (xiv)Conformed copy of Amendment No. 2 to the Administrative Services Agreement; (15)

          (xv) Conformed copy of Exhibit E to the Administrative Services Agreement; (12)

          (xvi) Conformed Copy of Shareholder Services Plan; (16)

          (xvii) Conformed Copy of Exhibit A to Shareholder Services Plan; (12)

          (xviii)Conformed  copy  of  Amendment  No.  1  to  Exhibit  A  of  the
               Shareholder Services Plan; (12)

          (xix)Conformed Copy of Amendment No. 2 to Exhibit A of the Shareholder Services Plan; (13)

+  All exhibits have been electronically filed.

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 29, 1993. (File Nos. 33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 14 on Form N-1A filed October 6, 1994 (File Nos. 33-44590 and 811-6504)

(13) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos. 33-44590 and 811-6504)

(15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed June 24, 1996. (File Nos. 33-44590 and 811-6504)

(16) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed January 29, 1996. (File Nos. 33-44590 and 811-6504)

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)


                             (xx) Conformed copy of Shareholder Services
                             Agreement; (16) (xxi) Conformed copy of Exhibit A to Shareholder Services Agreement; (12) (xxii) Amendment to Exhibit A of the Shareholder Services Agreement; (19)

                             (xxiii) Conformed copy of Portfolio Accounting and
                                     Shareholder Recordkeeping Agreement
                                     Amendment No. 2 to Schedule B; (16)
                             (xxiv)  Form of Agreement for Administrative
                                     Services; (17)
                             (xxv)   Amendment No. 1 to Agreement for
                                     Administrative Services; (18)

                      (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (12)
                      (j)    Not applicable;
                      (k)    Not applicable;
                             (l) Conformed copy of Initial Capital
                      Understanding; (2) (m) Conformed copy of Distribution Plan and Exhibits A-B thereto; (12)

                             (i) Conformed copy of Exhibit A to Distribution Plan; (12)
                             (ii) Conformed copy of Exhibit B to Distribution Plan; (12)
                             (iii)   Copy of Dealer Agreement; (6)
                             (iv)    Copy of Exhibit to Dealer Agreement; (6)
                             (v)     Copy of Rule 12b-1 Agreement; (2)
                             (vi)    Copy of Exhibit A to 12b-1 Agreement; (6)
                             (vii)   Copy of Exhibit B to 12b-1 Agreement; (6)
                             (viii)  Copy of Exhibit C to 12b-1 Agreement; (16)
                             (ivx) Conformed copy of Exhibit D to Plan of Distribution; (18)
---------------------
+ All exhibits have been electronically filed.

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed December 2, 1992. (File Nos. 33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No.14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

(16) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 20 on Form N-1A filed January 29, 1996. (File Nos. 33-44590 and 811-6504)

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and

    811-6504)

(19) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 24 on Form N-1A filed March 12, 1998. (File Nos. 33-44590 and 811-6504).

          (n)    Not applicable.

          (o)    Copy of The Wachovia Funds Multiple Class Plan; (15)
          (i)    Amendment to Exhibit A to Multiple Class   Plan; (18)

          (p)    Conformed Copy of Power of Attorney; (15)

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

               None

Item 25.       INDEMNIFICATION:  (2)

Item 26.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

               (a) For a description of the other business of the investment adviser, see the section entitled "Who Manages the Funds?" in Part A. The Officers of the investment adviser are:
                    Chairman of the Board, L. M. Baker, Jr.; President and Chief Executive Officer, J. Walter McDowell; Executive Vice President, Robert S. McCoy, Jr.; Executive Vice President, Robert L. Alphin; Executive Vice President, Hugh M. Durden; Executive Vice President, Mickey W. Dry; Executive Vice President, Walter E. Leonard, Jr.; Executive Vice President, Richard B. Roberts; and Executive Vice President, Robert G. Brookly. The business address of each of the Officers of the investment adviser is Wachovia Bank of North Carolina, N.A., 100 North Main Street, Winston-Salem, N.C. 27101.

     The Directors of the investment adviser are listed below with their occupations: L.M. Baker, Jr., President and Chief Executive Officer, Wachovia
Corporation, Chairman, Wachovia Bank of North Carolina, N.A.; H.C. Bissell, Chairman of the Board and Chief Executive Officer, The Bissell Companies, Inc.; Bert Collins, President and Chief Executive Officer, North Carolina Mutual Life Insurance Company; Felton J Capel, Chairman of the Board and President, Century Associates of North Carolina; Richard L. Daugherty, Retired Vice President and Consultant, IBM Corporation; Estell C. Lee, Chairman of the Board and President, The Lee Company; David J. Whichard II, Chairman, The Daily Reflector; John C. Whitaker, Jr., Chairman of the Board and Chief Executive Officer, Inmar Enterprises, Inc.; William Cavanaugh, III, President and Chief Operating Officer, Carolina Power and Light Company; J. Walter McDowell, III, President and Chief Executive Officer, Wachovia Bank of North Carolina, N.A.; John F. Ward, Senior Vice President, Sara Lee Corporation; Anderson D. Warlick, President and Chief Operating Officer, Parkdale Mills, Inc.; Thomas M. Belk, Jr., Senior Vice President, Belk Stores Services, Inc.; George W. Henderson, President and Chief Executive Officer, Burlington Industries, Inc.; G. George Prendergast, Executive Vice President, Wachovia Corporation; Robert L. Tillman, Chief Operating Officer, Lowe's Companies, Inc.; and Andrew J. Schindler, President and Chief Executive Officer, R.J. Reynolds Tobacco Company.

+  All exhibits have been electronically filed.

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)

(15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on filed June 24, 1996. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

Item 27.       PRINCIPAL UNDERWRITERS:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT


Richard B. Fisher                   Director, Chairman, Chief
Federated Investors Tower           Executive Officer, Chief
1001 Liberty Avenue                 Operating Officer, Asst.
Pittsburgh, PA 15222-3779           Secretary and Asst.

                                    Treasurer, Federated
                                    Securities Corp.

Edward C. Gonzales                  Director, Executive Vice
Federated Investors Tower           President,
1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer,                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




John B. Fisher                      President-Institutional Sales,               --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Leslie K. Platt                     Assistant Secretary,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




               (c) Not applicable.

Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            REGISTRANT

            The Wachovia Funds                     5800 Corporate Drive
                                                   Pittsburgh, PA 15237-7010

            FEDERATED SERVICES COMPANY             Federated Investors Tower
            (Transfer Agent, Dividend              Pittsburgh, PA 15222-3779
            Disbursing Agent and Portfolio
            Recordkeeper)

            FEDERATED SERVICES COMPANY             Federated Investors Tower
            (Administrator)                        Pittsburgh, PA 15222-3779

            WACHOVIA ASSET MANAGEMENT              301 North Main Street
            (Adviser)                              Winston-Salem, NC  21750

            TWIN CAPITAL MANAGEMENT, INC.          3244 Washington Road
            (Sub-Adviser to Wachovia               McMurrary, PA  15315-3153

            Quantitative Equity Fund only)

            WACHOVIA BANK OF NORTH CAROLINA        Wachovia Trust Operations
            (Custodian)                            301 North Main Street
                                                   Winston-Salem, NC  21750

Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30.       UNDERTAKINGS:

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders on behalf of each of its portfolios.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE WACHOVIA FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 7thst day of October, 1999.

                               THE WACHOVIA FUNDS

                      BY: /s/ Gail Cagney
                      Gail Cagney, Assistant Secretary
                      Attorney in Fact for John W. McGonigle

                      October 7, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                  DATE

By:  /s/Gail Cagney
     Gail Cagney                         Attorney In Fact     October 7, 1999
     ASSISTANT SECRETARY                 For the Persons
                                         Listed Below

     NAME                                   TITLE

John W. McGonigle*                  President and Treasurer
                                    (Chief Executive Officer
                                    and Principal Financial and
                                    Accounting Officer)

James A. Hanley*                    Trustee

Samuel E. Hudgins*                  Trustee

J. Berkley Ingram, Jr.*             Trustee

D. Dean Kaylor*                     Trustee

* By Power of Attorney